Employee Benefit Plans - Benefit Payments for BNY Mellons Pension and Healthcare Plans Expected to be Paid (Details) $ in Millions	Dec. 31, 2015 USD ($)
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
2016	$ 252
2017	267
2018	254
2019	250
2020	253
2021-2025	1,275
Total pension benefits	2,551
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
2016	16
2017	15
2018	17
2019	17
2020	20
2021-2025	116
Total pension benefits	201
Domestic Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
2016	14
2017	14
2018	14
2019	14
2020	14
2021-2025	62
Total pension benefits	132
Foreign Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
2016	0
2017	0
2018	0
2019	0
2020	0
2021-2025	1
Total pension benefits	$ 1